Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 6,730,154
Capitalized Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, begining balance	10,231,824	$ 7,044,658
Cost, Additions	2,499,179	3,367,579
Cost, Foreign exchange impact	825,073	(180,413)
Cost, ending balance	13,556,076	10,231,824
Accumulated Amortization, begining balance	4,063,291	2,420,479
Accumulated Amortization, Additions	2,422,054	1,717,575
Accumulated Amortization, Foreign exchange impact	340,577	(74,763)
Accumulated Amortization, ending balance	6,825,922	4,063,291
Net Book Value	$ 6,730,154	$ 6,168,534